Other Assets	9 Months Ended
Sep. 30, 2011
Other Assets [Abstract]
Other Assets [Text Block]	Note 11 - Other Assets Other assets at September 30, 2011, include a $500,000 deposit by the Company in connection with a potential real estate transaction.